Document and Entity Information	Jun. 01, 2026
Cover [Abstract]
Entity Registrant Name	OCEANFIRST FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001004702
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-11713
Entity Tax Identification Number	22-3412577
Entity Address, Address Line One	110 West Front Street
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	732
Local Phone Number	240-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	OCFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false